UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS EAFE Equity Index Fund
	Shares	Value ($)
Common Stocks 97.3%
Australia 8.6%
AGL Energy Ltd.	13,059	202,416
ALS Ltd.	8,401	74,338
Alumina Ltd.	60,170	52,424
Amcor Ltd.	29,139	233,930
AMP Ltd.	70,448	315,103
APA Group (a)	15,093	74,198
Asciano Group	24,080	108,153
ASX Ltd.	4,255	130,234
Australia & New Zealand Banking Group Ltd.	64,810	1,657,776
Bendigo & Adelaide Bank Ltd.	9,363	74,383
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	77,937	2,670,396
Boral Ltd.	17,970	71,284
Brambles Ltd.	37,497	272,019
Caltex Australia Ltd.	3,298	56,282
Centro Retail Australia (REIT)	29,529	64,006
CFS Retail Property Trust (REIT)	49,194	98,458
Coca-Cola Amatil Ltd.	13,679	191,740
Cochlear Ltd.	1,410	97,976
Commonwealth Bank of Australia	38,495	2,219,449
Computershare Ltd.	10,977	94,160
Crown Ltd.	9,433	88,747
CSL Ltd.	12,372	588,482
Dexus Property Group (REIT)	108,475	106,861
Echo Entertainment Group Ltd.	17,311	68,482
Fairfax Media Ltd.	51,950	22,203
Fortescue Metals Group Ltd. (a)	33,332	119,104
Goodman Group (REIT)	36,668	150,534
GPT Group (REIT)	34,219	120,102
Harvey Norman Holdings Ltd. (a)	11,888	23,825
Iluka Resources Ltd.	10,089	101,870
Incitec Pivot Ltd.	39,367	121,005
Insurance Australia Group Ltd.	50,013	225,913
Leighton Holdings Ltd.	3,744	64,146
Lend Lease Group	13,432	108,947
Lynas Corp., Ltd.* (a)	42,401	34,350
Macquarie Group Ltd.	7,904	232,062
Metcash Ltd.	20,312	74,369
Mirvac Group (REIT) (Units)	84,275	124,689
National Australia Bank Ltd.	54,176	1,427,408
Newcrest Mining Ltd.	18,525	550,609
Orica Ltd.	8,733	224,443
Origin Energy Ltd.	26,139	306,780
OZ Minerals Ltd.	7,135	49,625
Qantas Airways Ltd.*	27,216	34,287
QBE Insurance Group Ltd.	28,675	383,864
QR National Ltd.	40,749	143,623
Ramsay Health Care Ltd.	3,214	79,894
Rio Tinto Ltd.	10,569	579,840
Santos Ltd.	22,774	266,886
Sims Metal Management Ltd.	4,056	39,958
Sonic Healthcare Ltd.	9,150	128,583
SP AusNet	40,280	43,656
Stockland (REIT) (Units)	56,009	193,506
Suncorp Group Ltd.	30,939	296,395
Sydney Airport	9,429	30,834
TABCORP Holdings Ltd.	16,847	48,215
Tatts Group Ltd.	32,547	91,245
Telstra Corp., Ltd.	104,629	424,459
Toll Holdings Ltd.	16,609	75,947
Transurban Group (Units)	31,230	193,999
Wesfarmers Ltd.	24,353	865,163
Westfield Group (REIT) (Units)	52,641	552,822
Westfield Retail Trust (REIT)	70,073	209,477
Westpac Banking Corp.	73,880	1,897,584
Whitehaven Coal Ltd.	10,719	31,542
Woodside Petroleum Ltd.	15,985	546,630
Woolworths Ltd.	29,791	886,849
WorleyParsons Ltd.	5,059	147,602

(Cost $12,699,002)		21,886,141
Austria 0.3%
Andritz AG	1,712	97,192
Erste Group Bank AG*	5,068	113,595
Immofinanz AG*	23,046	83,710
OMV AG	3,477	121,855
Raiffeisen Bank International AG	1,130	41,099
Telekom Austria AG	5,661	40,051
Verbund AG	1,669	34,576
Vienna Insurance Group AG Wiener Versicherung Gruppe	941	39,981
Voestalpine AG	2,717	81,637

(Cost $716,010)		653,696
Belgium 1.1%
Ageas	5,479	131,637
Anheuser-Busch InBev NV	19,422	1,661,390
Belgacom SA	3,756	114,754
Colruyt SA	1,872	81,668
Delhaize Group SA	2,494	96,392
Groupe Bruxelles Lambert SA	1,982	147,261
KBC GROEP NV	3,990	96,272
Mobistar SA	688	21,706
Solvay SA	1,423	165,236
Telenet Group Holding NV	1,313	58,715
UCB SA	2,609	143,577
Umicore SA	2,803	146,979

(Cost $2,650,290)		2,865,587
Channel Islands 0.2%
Randgold Resources Ltd.	2,074	255,412
Resolution Ltd.	34,219	120,163

(Cost $311,515)		375,575
Denmark 1.2%
A P Moller-Maersk AS "A"	13	88,215
AP Moller-Maersk AS "B"	32	229,371
Carlsberg AS "B"	2,574	228,239
Coloplast AS "B"	562	117,077
Danske Bank AS*	15,595	281,845
DSV AS	4,497	101,192
Novo Nordisk AS "B"	9,851	1,554,823
Novozymes AS "B"	5,804	160,094
TDC AS	11,609	84,610
Tryg AS	610	39,647
William Demant Holding AS*	652	58,473

(Cost $1,079,578)		2,943,586
Finland 0.7%
Elisa Oyj	3,479	78,742
Fortum Oyj	10,661	196,589
Kesko Oyj "B"	1,638	46,406
Kone Oyj "B"	3,729	258,611
Metso Corp.	3,153	113,275
Neste Oil Oyj	2,931	38,548
Nokia Oyj (a)	89,442	230,380
Nokian Renkaat Oyj	2,718	111,037
Orion Oyj "B"	2,308	49,451
Pohjola Bank PLC	3,359	44,329
Sampo Oyj "A"	10,103	315,139
Stora Enso Oyj "R"	12,917	80,221
UPM-Kymmene Oyj	12,915	146,517
Wartsila Oyj	4,124	143,324

(Cost $2,198,440)		1,852,569
France 8.6%
Accor SA	3,641	121,821
Aeroports de Paris	687	54,859
Air Liquide SA	7,562	939,286
Alcatel-Lucent*	53,133	58,861
Alstom SA	4,942	173,942
Arkema	1,462	137,336
AtoS	1,354	94,579
AXA SA	42,775	639,183
BNP Paribas SA	23,368	1,116,884
Bouygues SA	4,650	113,879
Bureau Veritas SA	1,361	139,695
Cap Gemini	3,640	154,547
Carrefour SA	13,976	290,560
Casino Guichard-Perrachon SA	1,363	120,854
Christian Dior SA	1,305	175,618
Cie Generale des Etablissements Michelin "B"	4,321	339,698
CNP Assurances	3,657	47,839
Compagnie de St-Gobain	9,634	339,598
Compagnie Generale de Geophysique-Veritas* (a)	3,204	101,286
Credit Agricole SA*	24,390	169,378
DANONE SA	13,994	862,935
Dassault Systemes SA	1,482	156,121
Edenred	4,182	117,717
Electricite de France	5,757	120,884
Essilor International SA	4,887	458,271
Eurazeo	802	36,844
Eutelsat Communications	3,239	104,038
Fonciere des Regions (REIT)	664	49,984
France Telecom SA	44,954	543,456
GDF Suez	30,884	692,121
Gecina SA (REIT)	539	55,276
Groupe Eurotunnel SA (Registered)	13,303	93,897
Icade (REIT)	542	44,237
Iliad SA	534	87,022
Imerys SA	790	46,517
JC Decaux SA	1,629	37,060
Klepierre (REIT)	2,483	87,188
L'Oreal SA	5,821	721,108
Lafarge SA	4,446	240,466
Lagardere SCA	2,906	79,596
Legrand SA	5,666	214,158
LVMH Moet Hennessy Louis Vuitton SA	6,150	927,439
Natixis	22,817	72,162
Pernod Ricard SA	5,083	571,206
PPR	1,818	279,808
PSA Peugeot Citroen SA*	5,654	44,838
Publicis Groupe	4,326	242,550
Remy Cointreau SA	516	59,343
Renault SA	4,612	217,376
Rexel SA	2,473	49,864
Safran SA	5,469	197,136
Sanofi	28,687	2,450,708
Schneider Electric SA	12,634	750,402
SCOR SE	3,841	98,958
Societe BIC SA	712	86,143
Societe Generale*	16,940	483,169
Sodexo	2,254	169,900
Suez Environnement Co.	6,890	78,203
Technip SA	2,394	267,121
Thales SA	2,125	73,182
Total SA (a)	51,413	2,557,225
Unibail-Rodamco SE (REIT)	2,206	440,431
Vallourec SA	2,435	103,357
Veolia Environnement	7,967	85,827
Vinci SA	11,168	477,298
Vivendi	31,194	609,916
Wendel	805	68,091
Zodiac Aerospace	801	78,136

(Cost $20,536,472)		21,718,388
Germany 7.8%
Adidas AG	5,032	413,244
Allianz SE (Registered)	11,006	1,310,496
Axel Springer AG	919	39,867
BASF SE	22,214	1,877,027
Bayer AG	19,992	1,720,150
Bayerische Motoren Werke (BMW) AG	7,946	582,529
Beiersdorf AG	2,414	177,315
Brenntag AG	1,265	162,141
Celesio AG	1,960	34,971
Commerzbank AG*	89,345	160,149
Continental AG	1,919	188,261
Daimler AG (Registered)	21,939	1,064,117
Deutsche Bank AG (Registered) (b)	22,519	891,199
Deutsche Boerse AG	4,692	259,845
Deutsche Lufthansa AG (Registered)	5,647	76,704
Deutsche Post AG (Registered)	20,336	397,580
Deutsche Telekom AG (Registered)	68,043	837,388
E.ON AG	43,601	1,036,179
Fraport AG	905	52,419
Fresenius Medical Care AG & Co. KGaA	5,046	370,355
Fresenius SE & Co. KGaA	2,986	346,957
GEA Group AG	4,305	130,443
Hannover Rueckversicherung AG (Registered)	1,399	89,505
HeidelbergCement AG	3,380	177,456
Henkel AG & Co. KGaA	3,177	207,374
Hochtief AG*	697	32,716
Hugo Boss AG	604	53,206
Infineon Technologies AG	26,062	165,373
K+S AG (Registered)	4,139	203,950
Kabel Deutschland Holding AG*	2,077	148,393
Lanxess AG	2,002	166,200
Linde AG	4,483	772,904
MAN SE	999	91,570
Merck KGaA	1,549	191,182
Metro AG	3,193	95,576
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,348	679,396
RWE AG	11,756	526,891
Salzgitter AG	965	37,344
SAP AG	22,282	1,580,047
Siemens AG (Registered)	19,897	1,986,951
Suedzucker AG	1,640	58,102
ThyssenKrupp AG	9,252	196,988
United Internet AG (Registered)	2,208	45,050
Volkswagen AG	727	121,751
Wacker Chemie AG	385	24,741

(Cost $14,884,611)		19,782,002
Greece 0.0%
Coca-Cola Hellenic Bottling Co. SA*	4,821	89,992
OPAP SA	5,518	28,438

(Cost $148,778)		118,430
Hong Kong 3.2%
AIA Group Ltd.	247,977	915,799
ASM Pacific Technology Ltd. (a)	4,800	56,749
Bank of East Asia Ltd.	32,474	121,234
BOC Hong Kong (Holdings) Ltd.	88,321	279,866
Cathay Pacific Airways Ltd.	29,000	47,070
Cheung Kong (Holdings) Ltd.	34,000	496,396
Cheung Kong Infrastructure Holdings Ltd.	12,000	72,832
CLP Holdings Ltd.	43,274	367,898
First Pacific Co., Ltd.	52,928	57,375
Foxconn International Holdings Ltd.*	53,000	17,359
Galaxy Entertainment Group Ltd.*	34,497	115,481
Genting Singapore PLC (a)	145,995	162,401
Hang Lung Group Ltd. (a)	21,000	132,782
Hang Lung Properties Ltd.	53,000	180,974
Hang Seng Bank Ltd. (a)	18,200	278,931
Henderson Land Development Co., Ltd.	23,272	166,157
Hong Kong & China Gas Co., Ltd.	125,907	316,721
Hong Kong Exchanges & Clearing Ltd. (a)	24,600	369,943
Hopewell Holdings Ltd.	14,000	48,176
Hutchison Whampoa Ltd.	51,100	492,542
Hysan Development Co., Ltd.	15,773	71,508
Kerry Properties Ltd.	17,432	87,973
Li & Fung Ltd. (a)	142,240	220,126
Lifestyle International Holdings Ltd.	13,500	27,766
Link (REIT)	55,215	261,271
MGM China Holdings Ltd.	21,497	37,101
MTR Corp., Ltd.	35,408	134,213
New World Development Co., Ltd.	89,010	137,025
Noble Group Ltd. (a)	94,891	101,877
NWS Holdings Ltd.	35,123	56,600
Orient Overseas International Ltd.	4,900	26,901
PCCW Ltd.	96,200	39,254
Power Assets Holdings Ltd.	33,500	284,193
Sands China Ltd. (a)	58,019	215,057
Shangri-La Asia Ltd. (a)	39,540	76,708
Sino Land Co., Ltd.	71,096	132,202
SJM Holdings Ltd.	45,337	98,066
Sun Hung Kai Properties Ltd.	38,364	561,673
Swire Pacific Ltd. "A"	16,500	201,438
Wharf Holdings Ltd.	36,750	252,538
Wheelock & Co., Ltd.	22,000	94,431
Wing Hang Bank Ltd.	4,062	38,074
Wynn Macau Ltd. (a)	38,381	103,856
Yue Yuen Industrial (Holdings) Ltd. (a)	18,500	62,242

(Cost $5,191,982)		8,018,779
Ireland 0.6%
CRH PLC (c)	3,385	65,339
CRH PLC (c)	14,166	273,012
Elan Corp. PLC*	12,092	130,254
Experian PLC	24,174	402,270
James Hardie Industries SE (CDI)	10,798	97,014
Kerry Group PLC "A" (c)	3,382	171,543
Kerry Group PLC "A" (c)	166	8,490
Ryanair Holdings PLC*	4,712	26,952
Shire PLC	13,464	398,526

(Cost $1,110,162)		1,573,400
Israel 0.6%
Bank Hapoalim BM*	25,690	91,535
Bank Leumi Le-Israel*	28,547	79,561
Bezeq Israeli Telecommunication Corp., Ltd.	47,961	55,737
Delek Group Ltd.	105	17,536
Israel Chemicals Ltd.	10,965	133,081
Israel Discount Bank "A"*	1	1
Mellanox Technologies Ltd.*	851	88,475
Mizrahi Tefahot Bank Ltd.*	2,751	24,341
NICE Systems Ltd.*	1,460	48,725
Teva Pharmaceutical Industries Ltd.	22,819	944,693
The Israel Corp., Ltd.	53	33,580

(Cost $1,915,395)		1,517,265
Italy 2.1%
Assicurazioni Generali SpA	28,182	406,390
Atlantia SpA	8,107	126,165
Autogrill SpA	2,769	26,384
Banca Monte dei Paschi di Siena SpA*	147,320	42,615
Banco Popolare Societa Cooperativa*	43,547	65,545
Enel Green Power SpA	43,240	73,274
Enel SpA	158,955	563,507
Eni SpA (a)	61,403	1,347,247
EXOR SpA	1,453	36,680
Fiat Industrial SpA	20,429	200,395
Fiat SpA* (a)	20,661	110,702
Finmeccanica SpA*	9,957	47,462
Intesa Sanpaolo	244,181	373,440
Intesa Sanpaolo (RSP)	22,968	29,845
Luxottica Group SpA	2,897	102,241
Mediaset SpA	17,259	32,529
Mediobanca SpA	12,748	68,401
Pirelli & C. SpA	5,882	63,553
Prysmian SpA	4,985	89,241
Saipem SpA	6,379	307,322
Snam SpA	40,718	180,736
Telecom Italia SpA	225,183	226,280
Telecom Italia SpA (RSP)	147,345	129,226
Terna - Rete Elettrica Nationale SpA	31,782	118,646
UBI Banca - Unione di Banche Italiane ScpA	20,039	74,408
UniCredit SpA*	98,133	410,205

(Cost $7,240,884)		5,252,439
Japan 19.5%
ABC-Mart, Inc.	700	30,912
Advantest Corp.	3,500	45,465
AEON Co., Ltd.	14,400	162,595
Aeon Credit Service Co., Ltd.	1,930	41,522
AEON Mall Co., Ltd.	1,800	44,029
Air Water, Inc. (a)	3,553	43,505
Aisin Seiki Co., Ltd.	4,600	130,732
Ajinomoto Co., Inc. (a)	16,000	250,573
Alfresa Holdings Corp.	1,000	49,287
All Nippon Airways Co., Ltd.	26,000	54,627
Amada Co., Ltd.	9,000	39,404
Aozora Bank Ltd.	14,000	42,849
Asahi Glass Co., Ltd.	24,000	159,775
Asahi Group Holdings Ltd.	9,300	229,189
Asahi Kasei Corp.	30,000	154,823
ASICS Corp.	3,500	47,197
Astellas Pharma, Inc.	10,800	548,540
Benesse Holdings, Inc.	1,600	77,420
Bridgestone Corp.	15,600	361,520
Brother Industries Ltd.	5,800	53,757
Canon, Inc.	27,400	876,876
Casio Computer Co., Ltd. (a)	5,700	40,150
Central Japan Railway Co.	3,500	307,015
Chiyoda Corp. (a)	4,065	63,186
Chubu Electric Power Co., Inc.	15,400	200,636
Chugai Pharmaceutical Co., Ltd.	5,400	113,078
Chugoku Electric Power Co., Inc.	7,100	94,311
Citizen Holdings Co., Ltd.	6,400	32,339
Coca-Cola West Co., Ltd.	1,400	23,129
Cosmo Oil Co., Ltd.	14,000	25,502
Credit Saison Co., Ltd.	3,700	89,404
Dai Nippon Printing Co., Ltd.	13,000	90,569
Dai-ichi Life Insurance Co., Ltd.	203	230,201
Daicel Corp.	7,000	41,956
Daido Steel Co., Ltd. (a)	7,000	32,533
Daihatsu Motor Co., Ltd. (a)	5,000	83,350
Daiichi Sankyo Co., Ltd.	16,200	267,692
Daikin Industries Ltd. (a)	5,600	145,063
Dainippon Sumitomo Pharma Co., Ltd.	3,900	42,861
Daito Trust Construction Co., Ltd.	1,800	181,014
Daiwa House Industry Co., Ltd.	12,000	174,115
Daiwa Securities Group, Inc. (a)	41,000	155,880
DeNA Co., Ltd.	2,600	85,587
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	37,180
Denso Corp.	11,700	367,168
Dentsu, Inc.	4,300	109,041
East Japan Railway Co.	8,239	545,642
Eisai Co., Ltd.	6,100	274,543
Electric Power Development Co., Ltd.	2,900	75,993
FamilyMart Co., Ltd.	1,400	68,843
FANUC Corp.	4,600	740,860
Fast Retailing Co., Ltd. (a)	1,300	301,117
Fuji Electric Co., Ltd.	13,000	26,463
Fuji Heavy Industries Ltd.	13,982	115,984
Fujifilm Holdings Corp.	11,100	185,868
Fujitsu Ltd.	45,000	168,812
Fukuoka Financial Group, Inc.	19,000	77,140
Gree, Inc. (a)	2,240	40,813
GS Yuasa Corp. (a)	9,000	37,481
Hakuhodo Dy Holdings, Inc.	560	37,728
Hamamatsu Photonics KK	1,778	61,047
Hankyu Hanshin Holdings, Inc.	27,000	145,726
Hino Motors Ltd.	6,000	39,256
Hirose Electric Co., Ltd. (a)	700	77,990
Hisamitsu Pharmaceutical Co., Inc. (a)	1,500	82,771
Hitachi Chemical Co., Ltd.	2,500	33,771
Hitachi Construction Machinery Co., Ltd.	2,500	40,425
Hitachi High-Technologies Corp. (a)	1,500	36,165
Hitachi Ltd.	112,000	622,338
Hitachi Metals Ltd. (a)	4,000	35,220
Hokkaido Electric Power Co., Inc.	4,500	36,078
Hokuriku Electric Power Co.	4,200	50,876
Honda Motor Co., Ltd.	39,400	1,208,977
Hoya Corp.	10,400	228,422
Hulic Co., Ltd.*	5,600	33,831
IBIDEN Co., Ltd.	3,000	43,812
Idemitsu Kosan Co., Ltd.	500	40,793
IHI Corp.	32,000	71,290
INPEX Corp.	53	313,955
Isetan Mitsukoshi Holdings Ltd.	8,320	86,738
Isuzu Motors Ltd.	28,000	135,135
Itochu Corp.	36,100	365,681
Itochu Techno-Solutions Corp.	600	31,205
J. Front Retailing Co., Ltd.	12,000	67,315
Japan Petroleum Exploration Co., Ltd.	700	27,916
Japan Prime Realty Investment Corp. (REIT)	20	60,259
Japan Real Estate Investment Corp. (REIT)	13	130,894
Japan Retail Fund Investment Corp. (REIT)	46	82,204
Japan Steel Works Ltd.	8,000	44,554
Japan Tobacco, Inc.	21,800	653,359
JFE Holdings, Inc.	11,325	149,297
JGC Corp.	5,000	166,801
JSR Corp. (a)	4,400	72,122
JTEKT Corp.	5,500	43,448
Jupiter Telecommunications Co., Ltd.	48	48,719
JX Holdings, Inc.	53,800	294,126
Kajima Corp.	21,000	57,285
Kamigumi Co., Ltd.	6,000	49,396
Kaneka Corp.	7,000	33,708
Kansai Electric Power Co., Inc.	18,400	142,349
Kansai Paint Co., Ltd. (a)	5,000	55,082
Kao Corp.	12,600	371,329
Kawasaki Heavy Industries Ltd.	33,000	65,482
Kawasaki Kisen Kaisha Ltd.* (a)	22,000	27,599
KDDI Corp.	6,500	503,629
Keikyu Corp. (a)	11,000	103,719
Keio Corp. (a)	14,000	105,452
Keisei Electric Railway Co., Ltd.	7,000	63,217
Keyence Corp.	1,070	273,345
Kikkoman Corp.	4,000	54,674
Kinden Corp.	3,000	18,903
Kintetsu Corp. (a)	39,900	156,399
Kirin Holdings Co., Ltd.	21,000	280,801
Kobe Steel Ltd.	61,000	47,639
Koito Manufacturing Co., Ltd.	2,158	24,921
Komatsu Ltd.	22,400	440,701
Konami Corp.	2,300	52,274
Konica Minolta Holdings, Inc.	12,000	92,167
Kubota Corp.	26,000	263,007
Kuraray Co., Ltd.	8,500	96,559
Kurita Water Industries Ltd.	2,800	62,002
Kyocera Corp.	3,700	320,253
Kyowa Hakko Kirin Co., Ltd.	5,910	71,387
Kyushu Electric Power Co., Inc.	10,000	82,347
Lawson, Inc. (a)	1,400	107,578
LIXIL Group Corp.	6,548	156,166
Mabuchi Motor Co., Ltd.	600	27,432
Makita Corp.	2,600	100,846
Marubeni Corp.	40,000	255,058
Marui Group Co., Ltd.	5,300	37,533
Maruichi Steel Tube Ltd.	1,000	21,388
Mazda Motor Corp.*	63,000	73,377
McDonald's Holdings Co. (Japan), Ltd.	1,700	48,362
Medipal Holdings Corp.	3,500	48,075
MEIJI Holdings Co., Ltd.	1,400	69,498
Miraca Holdings, Inc.	1,307	58,653
Mitsubishi Chemical Holdings Corp.	33,500	128,245
Mitsubishi Corp.	34,100	619,503
Mitsubishi Electric Corp.	47,000	346,117
Mitsubishi Estate Co., Ltd.	30,000	573,938
Mitsubishi Gas Chemical Co., Inc.	9,000	45,174
Mitsubishi Heavy Industries Ltd.	73,000	315,963
Mitsubishi Logistics Corp.	3,000	35,690
Mitsubishi Materials Corp.	26,000	81,885
Mitsubishi Motors Corp.*	96,000	88,525
Mitsubishi Tanabe Pharma Corp.	5,500	83,642
Mitsubishi UFJ Financial Group, Inc.	308,200	1,435,986
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,430	60,253
Mitsui & Co., Ltd.	42,100	591,878
Mitsui Chemicals, Inc.	20,000	38,930
Mitsui Fudosan Co., Ltd.	20,000	400,228
Mitsui O.S.K Lines Ltd.	26,000	60,573
Mizuho Financial Group, Inc.	553,290	895,629
MS&AD Insurance Group Holdings, Inc.	12,100	207,984
Murata Manufacturing Co., Ltd.	4,900	260,665
Nabtesco Corp.	2,325	42,656
Namco Bandai Holdings, Inc.	4,050	68,392
NEC Corp.*	63,900	100,975
Nexon Co., Ltd.*	2,500	34,407
NGK Insulators Ltd.	7,000	83,791
NGK Spark Plug Co., Ltd.	4,000	42,052
NHK Spring Co., Ltd.	3,500	30,024
Nidec Corp.	2,600	190,104
Nikon Corp.	8,200	225,438
Nintendo Co., Ltd. (a)	2,600	326,941
Nippon Building Fund, Inc. (REIT)	15	161,628
Nippon Electric Glass Co., Ltd.	9,000	49,363
Nippon Express Co., Ltd.	21,000	79,616
Nippon Meat Packers, Inc.	4,000	51,340
Nippon Paper Group, Inc. (a)	2,400	28,301
Nippon Steel Corp.	122,000	249,897
Nippon Telegraph & Telephone Corp.	10,638	504,791
Nippon Yusen Kabushiki Kaisha	38,000	67,136
Nishi-Nippon City Bank Ltd.	17,000	39,406
Nissan Motor Co., Ltd.	60,300	513,391
Nisshin Seifun Group, Inc.	4,500	55,335
Nisshin Steel Co., Ltd.	17,000	18,298
Nissin Foods Holdings Co., Ltd.	1,500	58,806
Nitori Holdings Co., Ltd.	800	74,250
Nitto Denko Corp.	4,000	190,500
NKSJ Holdings, Inc.	9,100	178,020
NOK Corp.	2,500	39,990
Nomura Holdings, Inc.	86,700	309,597
Nomura Real Estate Holdings, Inc.	2,300	40,402
Nomura Real Estate Office Fund, Inc. (REIT)	6	37,580
Nomura Research Institute Ltd.	2,400	49,139
NSK Ltd.	11,000	63,797
NTN Corp. (a)	12,000	24,117
NTT Data Corp.	31	96,754
NTT DoCoMo, Inc.	370	600,049
NTT Urban Development Corp.	25	20,104
Obayashi Corp.	16,000	72,954
Odakyu Electric Railway Co., Ltd. (a)	15,000	157,767
OJI Paper Co., Ltd.	19,000	57,908
Olympus Corp.*	5,400	105,101
Omron Corp.	4,700	90,261
Ono Pharmaceutical Co., Ltd.	2,000	122,944
Oracle Corp.	1,000	51,353
Oriental Land Co., Ltd.	1,200	157,907
ORIX Corp. (a)	2,510	251,686
Osaka Gas Co., Ltd.	46,000	202,728
Otsuka Corp.	400	35,719
Otsuka Holdings KK	8,722	270,435
Panasonic Corp. (a)	53,614	354,125
Rakuten, Inc. (a)	17,400	177,046
Resona Holdings, Inc.	45,400	186,040
Ricoh Co., Ltd. (a)	15,000	126,529
Rinnai Corp.	800	59,336
ROHM Co., Ltd.	2,400	80,770
Sankyo Co., Ltd.	1,100	51,135
Sanrio Co., Ltd.	1,099	39,055
Santen Pharmaceutical Co., Ltd.	1,800	82,660
SBI Holdings, Inc. (a)	5,440	35,030
Secom Co., Ltd.	5,000	260,642
Sega Sammy Holdings, Inc.	4,700	88,943
Seiko Epson Corp.	3,200	19,156
Sekisui Chemical Co., Ltd.	10,000	80,560
Sekisui House Ltd.	13,000	129,025
Seven & I Holdings Co., Ltd.	18,300	561,968
Seven Bank Ltd.	14,500	44,203
Sharp Corp.	24,000	59,444
Shikoku Electric Power Co., Inc.	4,000	44,658
Shimadzu Corp.	6,000	41,918
Shimamura Co., Ltd.	500	58,128
Shimano, Inc.	1,800	131,054
Shimizu Corp.	15,000	50,526
Shin-Etsu Chemical Co., Ltd. (a)	10,000	562,146
Shinsei Bank Ltd.	37,000	47,844
Shionogi & Co., Ltd.	7,300	111,172
Shiseido Co., Ltd.	8,900	122,105
Showa Denko KK	33,000	52,392
Showa Shell Sekiyu KK	4,500	23,857
SMC Corp.	1,300	209,413
Softbank Corp.	21,500	870,222
Sojitz Corp.	30,400	39,319
Sony Corp. (a)	24,000	280,199
Sony Financial Holdings, Inc.	4,300	73,253
Square Enix Holdings Co., Ltd.	1,600	24,407
Stanley Electric Co., Ltd.	3,500	51,803
Sumco Corp.*	2,600	17,502
Sumitomo Chemical Co., Ltd.	35,000	89,162
Sumitomo Corp.	27,000	364,072
Sumitomo Electric Industries Ltd.	18,100	191,177
Sumitomo Heavy Industries Ltd.	14,000	47,847
Sumitomo Metal Industries Ltd.	83,000	124,436
Sumitomo Metal Mining Co., Ltd.	13,000	163,029
Sumitomo Mitsui Financial Group, Inc.	32,491	1,010,758
Sumitomo Mitsui Trust Holdings, Inc.	74,100	220,082
Sumitomo Realty & Development Co., Ltd.	9,000	238,761
Sumitomo Rubber Industries Ltd.	4,200	49,851
Suzuken Co., Ltd.	1,700	56,397
Suzuki Motor Corp.	8,700	168,773
Sysmex Corp.	1,800	86,344
T&D Holdings, Inc.	14,200	153,616
Taiheiyo Cement Corp.	26,000	55,935
Taisei Corp.	25,000	71,733
Taisho Pharmaceutical Holdings Co., Ltd.	900	73,301
Taiyo Nippon Sanso Corp.	6,000	31,578
Takashimaya Co., Ltd.	6,000	41,075
Takeda Pharmaceutical Co., Ltd.	19,100	879,301
TDK Corp.	2,900	107,862
Teijin Ltd.	23,000	56,249
Terumo Corp.	3,600	154,894
The Bank of Kyoto Ltd.	8,000	67,549
The Bank of Yokohama Ltd.	29,000	137,324
The Chiba Bank Ltd.	18,000	104,330
The Chugoku Bank Ltd.	4,000	56,120
The Furukawa Electric Co., Ltd.*	15,000	28,180
The Gunma Bank Ltd.	10,000	50,551
The Hachijuni Bank Ltd.	10,258	56,547
The Iyo Bank Ltd.	6,000	48,885
The Joyo Bank Ltd.	16,000	77,933
The Shizuoka Bank Ltd.	13,000	133,056
The Suruga Bank Ltd. (a)	4,000	45,206
THK Co., Ltd. (a)	3,000	45,714
Tobu Railway Co., Ltd.	24,000	129,126
Toho Co., Ltd.	2,800	51,304
Toho Gas Co., Ltd.	10,000	66,390
Tohoku Electric Power Co., Inc.*	10,400	83,351
Tokio Marine Holdings, Inc.	17,600	449,261
Tokyo Electric Power Co., Inc.*	35,800	58,704
Tokyo Electron Ltd.	4,100	174,502
Tokyo Gas Co., Ltd.	59,000	325,030
Tokyu Corp.	28,000	133,799
Tokyu Land Corp.	10,000	53,516
TonenGeneral Sekiyu KK	7,000	60,581
Toppan Printing Co., Ltd.	13,000	75,411
Toray Industries, Inc.	35,000	207,074
Toshiba Corp.	97,000	310,398
Tosoh Corp.	12,000	22,740
TOTO Ltd.	7,000	51,459
Toyo Seikan Kaisha Ltd.	3,700	39,561
Toyo Suisan Kaisha Ltd.	2,000	50,015
Toyoda Gosei Co., Ltd. (a)	1,400	28,015
Toyota Boshoku Corp.	1,400	14,519
Toyota Industries Corp.	3,800	106,310
Toyota Motor Corp. (a)	66,700	2,617,066
Toyota Tsusho Corp.	5,200	111,125
Trend Micro, Inc.	2,600	72,576
Tsumura & Co.	1,500	46,976
Ube Industries Ltd.	25,000	53,778
Unicharm Corp. (a)	2,700	155,015
Ushio, Inc.	2,500	30,029
USS Co., Ltd.	540	57,000
West Japan Railway Co.	4,100	174,945
Yahoo! Japan Corp.	349	132,890
Yakult Honsha Co., Ltd. (a)	2,400	113,755
Yamada Denki Co., Ltd.	2,030	88,964
Yamaguchi Financial Group, Inc.	5,000	40,479
Yamaha Corp.	3,800	35,230
Yamaha Motor Co., Ltd.	6,900	60,250
Yamato Holdings Co., Ltd.	8,900	140,901
Yamato Kogyo Co., Ltd. (a)	1,000	29,489
Yamazaki Baking Co., Ltd.	3,000	40,108
Yaskawa Electric Corp. (a)	5,000	33,433
Yokogawa Electric Corp.	5,100	58,909

(Cost $48,158,205)		49,470,107
Luxembourg 0.4%
ArcelorMittal	22,405	323,018
Millicom International Cellular SA (SDR)	1,489	138,252
SES (FDR)	7,429	202,367
Tenaris SA	11,338	231,345

(Cost $990,854)		894,982
Mexico 0.1%
Fresnillo PLC (d) (Cost $51,840)	4,372	131,400
Netherlands 2.7%
Aegon NV	41,187	215,140
Akzo Nobel NV	5,619	318,284
ASML Holding NV	10,182	545,825
Corio NV (REIT)	1,496	63,804
DE Master Blenders 1753 NV*	14,472	174,598
Delta Lloyd NV	3,516	53,855
European Aeronautic Defence & Space Co. NV	10,023	318,646
Fugro NV (CVA)	1,710	116,619
Gemalto NV	1,878	165,428
Heineken Holding NV	2,379	115,756
Heineken NV	5,549	331,398
ING Groep NV (CVA)*	92,797	737,685
Koninklijke (Royal) KPN NV	24,321	186,200
Koninklijke Ahold NV	25,185	315,717
Koninklijke Boskalis Westminster NV	1,731	62,751
Koninklijke DSM NV	3,695	184,711
Koninklijke Philips Electronics NV	25,201	589,264
Koninklijke Vopak NV	1,736	122,078
QIAGEN NV*	5,826	107,209
Randstad Holding NV	2,953	98,417
Reed Elsevier NV	16,477	220,674
SBM Offshore NV*	4,210	60,235
TNT Express NV	7,666	80,105
Unilever NV (CVA)	39,325	1,393,062
Wolters Kluwer NV	7,428	139,903

(Cost $5,941,536)		6,717,364
New Zealand 0.1%
Auckland International Airport Ltd.	22,498	48,866
Contact Energy Ltd.*	8,274	36,110
Fletcher Building Ltd.	16,694	96,118
Sky City Entertainment Group Ltd.	13,943	43,628
Telecom Corp. of New Zealand Ltd.	44,052	86,783

(Cost $173,609)		311,505
Norway 0.9%
Aker Solutions ASA	3,843	73,101
DnB ASA	23,504	289,079
Gjensidige Forsikring ASA (a)	4,968	68,984
Norsk Hydro ASA (a)	22,709	106,723
Orkla ASA	18,968	144,260
Seadrill Ltd.	8,559	334,969
Statoil ASA	26,990	698,166
Telenor ASA	17,431	340,229
Yara International ASA	4,518	226,911

(Cost $942,300)		2,282,422
Portugal 0.2%
Banco Espirito Santo SA (Registered)*	48,310	35,130
EDP - Energias de Portugal SA	46,719	128,857
Galp Energia, SGPS, SA "B"	5,717	92,940
Jeronimo Martins, SGPS, SA	5,275	88,106
Portugal Telecom, SGPS, SA (Registered)	14,642	72,533

(Cost $457,844)		417,566
Singapore 1.7%
Ascendas Real Estate Investment Trust (REIT)	47,200	92,516
CapitaLand Ltd.	62,125	160,308
CapitaMall Trust (REIT)	57,870	95,121
CapitaMalls Asia Ltd.	33,360	44,720
City Developments Ltd.	12,000	114,420
ComfortDelGro Corp., Ltd.	46,000	64,185
Cosco Corp., (Singapore) Ltd.	24,000	18,783
DBS Group Holdings Ltd.	43,973	513,602
Fraser & Neave Ltd.	22,488	162,243
Global Logistic Properties Ltd.	48,000	97,843
Golden Agri-Resources Ltd.	164,373	88,029
Hutchison Port Holdings Trust (Units)	130,000	94,277
Jardine Cycle & Carriage Ltd.	2,604	101,787
Keppel Corp., Ltd.	35,149	324,802
Keppel Land Ltd. (a)	17,749	51,163
Neptune Orient Lines Ltd.*	20,000	18,335
Olam International Ltd. (a)	35,898	59,605
Oversea-Chinese Banking Corp., Ltd.	62,514	474,508
SembCorp Industries Ltd.	24,449	112,568
SembCorp Marine Ltd.	20,600	83,046
Singapore Airlines Ltd.	12,670	110,712
Singapore Exchange Ltd.	20,000	113,731
Singapore Press Holdings Ltd.	37,758	125,110
Singapore Technologies Engineering Ltd.	38,000	109,430
Singapore Telecommunications Ltd.	191,301	498,010
StarHub Ltd.	14,000	42,354
United Overseas Bank Ltd.	30,822	492,137
UOL Group Ltd.	10,544	49,103
Wilmar International Ltd.	47,000	123,934
Yangzijiang Shipbuilding Holdings Ltd.	44,569	35,387

(Cost $2,615,106)		4,471,769
Spain 2.8%
Abertis Infraestructuras SA	8,679	128,072
Acciona SA	480	27,419
Acerinox SA	2,479	27,909
ACS, Actividades de Construccion y Servicios SA	3,473	71,840
Amadeus IT Holding SA "A"	7,602	177,485
Banco Bilbao Vizcaya Argentaria SA	129,962	1,027,555
Banco de Sabadell SA (a)	67,921	183,059
Banco Popular Espanol SA	32,513	71,303
Banco Santander SA*	237,889	1,782,179
Bankia SA*	24,219	40,445
CaixaBank SA	19,091	71,760
Distribuidora Internacional de Alimentacion SA	14,293	79,032
Enagas SA	4,401	87,025
Ferrovial SA	9,416	122,817
Gas Natural SDG SA	8,077	114,637
Grifols SA*	3,193	105,570
Grifols SA "B"*	426	9,641
Iberdrola SA	94,941	431,927
Industria de Diseno Textil SA	5,265	653,628
Mapfre SA	19,068	52,216
Red Electrica Corporacion SA	2,516	119,497
Repsol SA	19,794	385,264
Telefonica SA	97,563	1,300,955
Zardoya Otis SA	3,812	44,883

(Cost $7,587,243)		7,116,118
Sweden 3.1%
Alfa Laval AB	8,014	145,753
Assa Abloy AB "B"	7,916	256,925
Atlas Copco AB "A"	16,153	378,429
Atlas Copco AB "B"	9,344	196,169
Boliden AB	6,760	113,163
Electrolux AB "B"	5,828	144,296
Elekta AB "B"	8,660	114,511
Getinge AB "B"	4,766	143,982
Hennes & Mauritz AB "B"	22,996	800,831
Hexagon AB "B"	5,592	120,343
Holmen AB "B"	1,299	35,497
Husqvarna AB "B"	9,248	47,302
Industrivarden AB "C"	2,946	42,249
Investor AB "B"	10,997	242,667
Kinnevik Investment AB "B"	5,086	105,779
Lundin Petroleum AB*	5,191	126,889
Modern Times Group "B"	1,021	45,205
Nordea Bank AB	63,834	633,725
Ratos AB "B"	4,713	41,672
Sandvik AB	24,056	327,776
Scania AB "B"	7,640	140,653
Securitas AB "B"	7,748	58,313
Skandinaviska Enskilda Banken AB "A"	33,738	283,404
Skanska AB "B"	9,005	146,060
SKF AB "B"	9,395	203,352
SSAB AB "A"	3,857	27,527
Svenska Cellulosa AB "B"	13,962	259,856
Svenska Handelsbanken AB "A"	11,992	450,485
Swedbank AB "A"	19,683	370,247
Swedish Match AB	5,035	203,850
Tele2 AB "B"	7,600	138,165
Telefonaktiebolaget LM Ericsson "B"	72,983	665,672
TeliaSonera AB	52,070	375,356
Volvo AB "B"	33,444	470,901

(Cost $4,318,831)		7,857,004
Switzerland 9.1%
ABB Ltd. (Registered)*	53,247	1,001,014
Actelion Ltd. (Registered)*	2,711	136,002
Adecco SA (Registered)*	3,173	151,466
Aryzta AG*	2,157	103,565
Baloise Holding AG (Registered)	1,170	92,141
Banque Cantonale Vaudoise (Registered)	68	35,259
Barry Callebaut AG (Registered)*	45	41,780
Compagnie Financiere Richemont SA "A"	12,646	758,226
Credit Suisse Group AG (Registered)*	29,645	630,473
GAM Holding Ltd.*	4,185	54,626
Geberit AG (Registered)*	902	196,519
Givaudan SA (Registered)*	201	190,998
Glencore International PLC (a)	92,077	511,892
Holcim Ltd. (Registered)*	5,569	354,632
Julius Baer Group Ltd.*	4,949	172,579
Kuehne & Nagel International AG (Registered)	1,298	146,873
Lindt & Spruengli AG*	22	69,645
Lindt & Spruengli AG (Registered)*	3	108,403
Lonza Group AG (Registered)*	1,242	65,076
Nestle SA (Registered)	79,690	5,026,936
Novartis AG (Registered)	55,520	3,398,179
Pargesa Holding SA (Bearer)	650	43,097
Partners Group Holding AG (a)	331	68,899
Roche Holding AG (Genusschein)	16,965	3,169,154
Schindler Holding AG	1,158	142,551
Schindler Holding AG (Registered)	536	66,240
SGS SA (Registered)	132	271,135
Sika AG (Bearer)	50	102,099
Sonova Holding AG (Registered)*	1,214	122,837
STMicroelectronics NV	15,731	85,087
Straumann Holding AG (Registered)	192	25,577
Sulzer AG (Registered)	592	86,235
Swatch Group AG (Bearer)	740	295,168
Swatch Group AG (Registered)	1,077	75,068
Swiss Life Holding AG (Registered)*	748	89,301
Swiss Prime Site AG (Registered)*	1,153	95,256
Swiss Re AG*	8,448	543,610
Swisscom AG (Registered)	563	226,504
Syngenta AG (Registered)	2,292	856,522
Transocean Ltd.	8,411	377,181
UBS AG (Registered)*	88,162	1,075,977
Wolseley PLC	6,877	294,261
Xstrata PLC	50,811	788,511
Zurich Insurance Group AG*	3,569	888,651

(Cost $14,753,005)		23,035,205
United Kingdom 21.7%
3i Group PLC	23,705	85,503
Aberdeen Asset Management PLC	20,122	101,335
Admiral Group PLC	5,018	85,550
Aggreko PLC	6,393	239,410
AMEC PLC	8,053	149,491
Anglo American PLC	33,646	990,446
Antofagasta PLC	9,421	192,870
ARM Holdings PLC	33,521	312,579
Associated British Foods PLC	8,506	177,261
AstraZeneca PLC	30,509	1,457,507
Aviva PLC	70,854	366,126
Babcock International Group PLC	8,845	132,624
BAE Systems PLC	77,840	409,779
Balfour Beatty PLC	16,857	82,901
Barclays PLC	280,998	978,131
BG Group PLC	82,157	1,663,605
BHP Billiton PLC	51,084	1,595,299
BP PLC	459,794	3,245,318
British American Tobacco PLC	47,239	2,428,965
British Land Co. PLC (REIT)	20,711	174,949
British Sky Broadcasting Group PLC	26,917	323,373
BT Group PLC	189,233	705,828
Bunzl PLC	8,036	144,168
Burberry Group PLC	10,559	171,451
Capita PLC	15,545	194,768
Capital Shopping Centers Group PLC (REIT)	13,685	72,498
Carnival PLC	4,335	160,171
Centrica PLC	125,670	666,096
Cobham PLC	26,741	95,951
Compass Group PLC	45,463	502,818
Croda International PLC	3,200	125,508
Diageo PLC	60,596	1,706,170
Eurasian Natural Resources Corp.	6,372	31,933
Evraz PLC	7,635	30,524
G4S PLC	34,597	148,701
GKN PLC	38,248	132,961
GlaxoSmithKline PLC	121,076	2,792,955
Hammerson PLC (REIT)	17,555	128,108
HSBC Holdings PLC	438,456	4,068,486
ICAP PLC	13,688	71,199
IMI PLC	7,591	110,661
Imperial Tobacco Group PLC	23,975	888,681
Inmarsat PLC	11,018	105,240
InterContinental Hotels Group PLC	7,050	184,934
International Consolidated Airlines Group SA*	22,879	55,145
Intertek Group PLC	3,820	169,339
Invensys PLC	19,975	75,697
Investec PLC	12,763	79,023
ITV PLC	91,136	130,486
J Sainsbury PLC	29,466	165,600
Johnson Matthey PLC	4,904	191,553
Kazakhmys PLC	5,298	59,579
Kingfisher PLC	57,171	244,296
Land Securities Group PLC (REIT)	18,808	231,552
Legal & General Group PLC	140,971	301,234
Lloyds Banking Group PLC*	1,021,892	643,867
London Stock Exchange Group PLC	4,365	66,574
Lonmin PLC	3,977	35,969
Man Group PLC	44,343	59,211
Marks & Spencer Group PLC	39,222	226,297
Meggitt PLC	19,277	123,267
Melrose PLC	28,247	110,626
National Grid PLC	86,429	954,095
Next PLC	4,064	226,927
Old Mutual PLC	116,547	320,838
Pearson PLC	19,621	383,949
Petrofac Ltd.	6,370	164,560
Prudential PLC	61,773	801,556
Reckitt Benckiser Group PLC	15,766	908,374
Reed Elsevier PLC	29,359	281,082
Rexam PLC	21,305	150,010
Rio Tinto PLC	32,425	1,515,750
Rolls-Royce Holdings PLC*	45,402	619,617
Royal Bank of Scotland Group PLC*	49,407	205,207
Royal Dutch Shell PLC "A" (a)	89,276	3,091,908
Royal Dutch Shell PLC "B"	63,871	2,271,782
RSA Insurance Group PLC	84,616	151,250
SABMiller PLC	23,132	1,017,645
Schroders PLC	2,781	68,422
Segro PLC (REIT)	18,202	66,769
Serco Group PLC	12,178	114,304
Severn Trent PLC	5,841	158,420
Smith & Nephew PLC	21,416	236,538
Smiths Group PLC	9,521	159,675
SSE PLC	22,924	515,666
Standard Chartered PLC	57,814	1,309,586
Standard Life PLC	56,414	249,248
Subsea 7 SA	6,903	159,906
Tate & Lyle PLC	11,490	123,597
Tesco PLC	194,079	1,041,356
The Sage Group PLC	30,922	156,824
The Weir Group PLC	5,076	145,374
Tui Travel PLC	9,966	37,757
Tullow Oil PLC	21,746	482,355
Unilever PLC	31,023	1,129,921
United Utilities Group PLC	16,266	188,354
Vedanta Resources PLC	2,429	40,614
Vodafone Group PLC	1,191,178	3,390,165
Whitbread PLC	4,184	153,644
William Morrison Supermarkets PLC	57,172	263,658
WPP PLC	30,304	412,612

(Cost $44,431,022)		55,071,462

Total Common Stocks (Cost $201,104,514)		246,334,761
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	1,299	66,777
Henkel AG & Co. KGaA	4,281	340,692
Porsche Automobil Holding SE	3,678	220,472
ProSiebenSat.1 Media AG	2,010	50,731
RWE AG	891	35,561
Volkswagen AG	3,506	640,410

Total Preferred Stocks (Cost $698,698)		1,354,643
Rights 0.0%
France 0.0%
Compagnie Generale de Geophysique-Veritas, Expiration Date 10/12/2012* (a) (Cost $0)	3,204	5,171
Spain 0.0%
CaixaBank, Expiration Date 10/1/2012* (Cost $1,459)	19,056	1,567

Total Rights (Cost $1,459)		6,738
Securities Lending Collateral 5.6%
Daily Assets Fund Institutional, 0.23% (e) (f) (Cost $14,202,802)	14,202,802	14,202,802
Cash Equivalents 0.9%
Central Cash Management Fund, 0.15% (e) (Cost $2,173,292)	2,173,292	2,173,292

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $218,180,765) †	104.3	264,072,236
Other Assets and Liabilities, Net	(4.3)	(10,935,232)

Net Assets	100.0	253,137,004

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $226,200,020.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $37,872,216.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $79,039,213 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,166,997.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $13,359,094, which is 5.3% of net assets.
(b)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	12/20/2012	6	682,129	(3,318)
Euro Stoxx 50 Index	EUR	12/21/2012	58	1,829,782	(84,114)
FTSE 100 Index	GBP	12/21/2012	17	1,568,309	(41,469)
Hang Seng Index	HKD	10/30/2012	2	269,214	4,854
Nikkei 225 Index	JPY	12/13/2012	21	1,194,099	10,995
Total net unrealized depreciation					(113,052)

At September 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	922,000	GBP	573,740	12/19/2012	4,266	Citigroup, Inc.
USD	249,000	SEK	1,650,751	12/19/2012	1,702	Citigroup, Inc.
USD	12,000	SGD	14,755	12/19/2012	23	Citigroup, Inc.
AUD	144,777	USD	150,000	12/19/2012	856	Morgan Stanley
EUR	153,068	USD	200,000	12/19/2012	3,127	UBS AG
GBP	73,850	USD	120,000	12/19/2012	774	Citigroup, Inc.
JPY	30,313,920	USD	390,000	12/19/2012	1,245	Morgan Stanley
Total unrealized appreciation					11,993

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	138,000	AUD	133,247	12/19/2012	(734)	Morgan Stanley
USD	182,000	CHF	170,619	12/19/2012	(319)	Citigroup, Inc.
USD	1,186,000	EUR	921,165	12/19/2012	(1,219)	Citigroup, Inc.
USD	215,000	HKD	1,666,850	12/19/2012	(28)	Citigroup, Inc.
USD	876,000	JPY	68,100,240	12/19/2012	(2,661)	The Goldman Sachs & Co.
GBP	117,985	USD	190,000	12/19/2012	(479)	UBS AG
HKD	1,008,057	USD	130,000	12/19/2012	(8)	UBS AG
JPY	8,642,887	USD	110,000	12/19/2012	(839)	Citigroup, Inc.
SEK	730,133	USD	110,000	12/19/2012	(886)	Morgan Stanley
Total unrealized depreciation					(7,173)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At September 30, 2012 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	58,310,401	23.6%
Industrials	30,605,122	12.4%
Consumer Staples	29,821,821	12.0%
Health Care	25,379,195	10.3%
Consumer Discretionary	25,043,431	10.1%
Materials	23,844,635	9.6%
Energy	20,613,861	8.3%
Telecommunication Services	13,436,581	5.4%
Information Technology	10,644,633	4.3%
Utilities	9,996,462	4.0%
Total	247,696,142	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(g)
Australia	$—	$21,886,141	$0	$21,886,141
Austria	—	653,696	—	653,696
Belgium	—	2,865,587	—	2,865,587
Channel Islands	—	375,575	—	375,575
Denmark	—	2,943,586	—	2,943,586
Finland	—	1,852,569	—	1,852,569
France	—	21,723,559	—	21,723,559
Germany	—	21,136,645	—	21,136,645
Greece	—	118,430	—	118,430
Hong Kong	—	8,018,779	—	8,018,779
Ireland	—	1,573,400	—	1,573,400
Israel	—	1,517,265	—	1,517,265
Italy	—	5,252,439	—	5,252,439
Japan	—	49,470,107	—	49,470,107
Luxembourg	—	894,982	—	894,982
Mexico	—	131,400	—	131,400
Netherlands	—	6,717,364	—	6,717,364
New Zealand	—	311,505	—	311,505
Norway	—	2,282,422	—	2,282,422
Portugal	—	417,566	—	417,566
Singapore	—	4,471,769	—	4,471,769
Spain	—	7,117,685	—	7,117,685
Sweden	—	7,857,004	—	7,857,004
Switzerland	—	23,035,205	—	23,035,205
United Kingdom	—	55,071,462	—	55,071,462
Short-Term Investments(g)	16,376,094	—	—	16,376,094
Derivatives(h)	15,849	11,993	—	27,842
Total	$16,391,943	$247,708,135	$0	$264,100,078
Liabilities
Derivatives(h)	$(128,901)	$(7,173)	$—	$(136,074)
Total	$(128,901)	$(7,173)	$—	$(136,074)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(113,052)	$—
Foreign Exchange Contracts	$—	$4,820

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012